Exhibit 99.1

World Omni Auto Receivables Trust 2021-A

Monthly Servicer Certificate

February 28, 2023

Dates Covered
Collections Period	02/01/23 - 02/28/23
Interest Accrual Period	02/15/23 - 03/14/23
30/360 Days	30
Actual/360 Days	28
Distribution Date	03/15/23

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 01/31/23	417,257,228.23	23,829
Yield Supplement Overcollateralization Amount 01/31/23	14,277,445.59	0
Receivables Balance 01/31/23	431,534,673.82	23,829
Principal Payments	15,416,938.91	321
Defaulted Receivables	272,630.86	18
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 02/28/23	13,422,179.46	0
Pool Balance at 02/28/23	402,422,924.59	23,490

Pool Statistics	$ Amount	# of Accounts
Pool Factor	35.93%
Prepayment ABS Speed	0.91%
Aggregate Starting Principal Balance	1,157,521,164.95	46,418

Delinquent Receivables:
Past Due 31-60 days	4,794,276.81	217
Past Due 61-90 days	1,548,804.90	72
Past Due 91-120 days	177,325.88	8
Past Due 121+ days	0.00	0
Total	6,520,407.59	297

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.57%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.42%
Delinquency Trigger Occurred	NO

Recoveries	251,680.84
Aggregate Net Losses/(Gains) - February 2023	20,950.02
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.06%
Prior Net Losses/(Gains) Ratio	0.12%
Second Prior Net Losses/(Gains) Ratio	0.64%
Third Prior Net Losses/(Gains) Ratio	0.06%
Four Month Average	0.22%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.29%

Overcollateralization Target Amount	5,504,632.16
Actual Overcollateralization	5,504,632.16
Weighted Average Contract Rate	3.51%
Weighted Average Contract Rate, Yield Adjusted	5.73%
Weighted Average Remaining Term	38.79

Flow of Funds	$ Amount
Collections	16,877,661.80
Investment Earnings on Cash Accounts	20,919.20
Servicing Fee	(359,612.23)
Transfer to Collection Account	0.00
Available Funds	16,538,968.77

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	105,553.65
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	17,616.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	12,252.33
(7) Noteholders' Third Priority Principal Distributable Amount	9,329,671.48
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,504,632.16
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,569,243.15

Total Distributions of Available Funds	16,538,968.77

Servicing Fee	359,612.23
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,048,620,000.00
Original Class B	33,030,000.00
Original Class C	16,520,000.00

Total Class A, B, & C
Note Balance @ 02/15/23	411,752,596.07
Principal Paid	14,834,303.64
Note Balance @ 03/15/23	396,918,292.43

Class A-1
Note Balance @ 02/15/23	0.00
Principal Paid	0.00
Note Balance @ 03/15/23	0.00
Note Factor @ 03/15/23	0.0000000%

Class A-2
Note Balance @ 02/15/23	0.00
Principal Paid	0.00
Note Balance @ 03/15/23	0.00
Note Factor @ 03/15/23	0.0000000%

Class A-3
Note Balance @ 02/15/23	262,182,596.07
Principal Paid	14,834,303.64
Note Balance @ 03/15/23	247,348,292.43
Note Factor @ 03/15/23	63.3252157%

Class A-4
Note Balance @ 02/15/23	100,020,000.00
Principal Paid	0.00
Note Balance @ 03/15/23	100,020,000.00
Note Factor @ 03/15/23	100.0000000%

Class B
Note Balance @ 02/15/23	33,030,000.00
Principal Paid	0.00
Note Balance @ 03/15/23	33,030,000.00
Note Factor @ 03/15/23	100.0000000%

Class C
Note Balance @ 02/15/23	16,520,000.00
Principal Paid	0.00
Note Balance @ 03/15/23	16,520,000.00
Note Factor @ 03/15/23	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	135,421.98
Total Principal Paid	14,834,303.64
Total Paid	14,969,725.62

Class A-1
Coupon	0.13857%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.17000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.30000%
Interest Paid	65,545.65
Principal Paid	14,834,303.64
Total Paid to A-3 Holders	14,899,849.29

Class A-4
Coupon	0.48000%
Interest Paid	40,008.00
Principal Paid	0.00
Total Paid to A-4 Holders	40,008.00

Class B
Coupon	0.64000%
Interest Paid	17,616.00
Principal Paid	0.00
Total Paid to B Holders	17,616.00

Class C
Coupon	0.89000%
Interest Paid	12,252.33
Principal Paid	0.00
Total Paid to C Holders	12,252.33

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.1233160
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	13.5082033
Total Distribution Amount	13.6315193

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.1678076
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	37.9782479
Total A-3 Distribution Amount	38.1460555

A-4 Interest Distribution Amount	0.4000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.4000000

B Interest Distribution Amount	0.5333333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.5333333

C Interest Distribution Amount	0.7416665
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	0.7416665

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	628.93
Noteholders' Principal Distributable Amount	371.07

Account Balances	$ Amount
Reserve Account
Balance as of 02/15/23	5,504,632.16
Investment Earnings	18,630.86
Investment Earnings Paid	(18,630.86)
Deposit/(Withdrawal)	-
Balance as of 03/15/23	5,504,632.16
Change	-

Required Reserve Amount	5,504,632.16

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$2,253,126.12	$2,512,503.11	$3,593,011.68
Number of Extensions	100	109	151
Ratio of extensions to Beginning of Period Receivables Balance	0.52%	0.56%	0.77%